Label	Element	Value
C000068454 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	15.30%
C000068454 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	9.10%
C000068454 [Member] | Fitch, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	22.30%
C000068454 [Member] | Fitch, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	4.50%
C000068455 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	15.30%
C000068455 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	9.10%
C000068455 [Member] | Fitch, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	22.30%
C000068455 [Member] | Fitch, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	4.50%
C000052151 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	29.60%
C000052151 [Member] | Fitch, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.20%
C000052151 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	10.00%
C000052151 [Member] | Fitch, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	9.20%
C000052151 [Member] | Fitch, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	22.60%
C000052152 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	29.60%
C000052152 [Member] | Fitch, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.20%
C000052152 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	10.00%
C000052152 [Member] | Fitch, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	9.20%
C000052152 [Member] | Fitch, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	22.60%